Share Capital	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital

	December 31, 2023	December 31, 2022
	£	£
Issued and fully paid share capital
125,702,396 (2022: 122,963,545) Ordinary shares of £0.0005 each	62,851	61,482
	62,851	61,482
Shares authorised and issued (number)

	December 31, 2022	Exercise of share-based payment awards	Issue of Shares	December 31, 2023
Ordinary shares	122,963,545	2,738,848	3	125,702,396
	122,963,545	2,738,848	3	125,702,396

A total of 2,738,848 shares were issued upon the exercise of share-based payment awards during the year ended December 31, 2023; see note 30 for further details. A total of 3 shares were issued to employees for consideration equal to their nominal value during the year ended December 31, 2023.
Rights of Share Classes
Holders of ordinary shares are entitled to one vote per share at a show of hands meeting of the Company and one vote per share on a resolution on a poll taken at a meeting and on a written resolution. The deferred shares conveyed no voting rights to the shareholders prior to their repurchase.